EQUITY BASED COMPENSATION - Schedule of Stock Options Activity (Detail) - Common Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2020		0
Granted		753,968
Exercised		(160,000)
Forfeited		(10,888)
Outstanding at September 30, 2020		583,080
Options vested and exercisable as of June 30, 2021	257,484
Outstanding at December 31, 2020		$ 0
Granted		6.07
Exercised		6.25
Forfeited		6.25
Outstanding at September 30, 2020		$ 6.01
Options vested and exercisable as of September 30, 2021	$ 5.80
Weighted Average Remaining Contractual Life (in years)		9 years 5 months 4 days
Options vested and exercisable as of September 30, 2021	9 years 7 months 20 days
Aggregate Intrinsic Value		$ 11,387
Options vested and exercisable as of September 30, 2021	$ 5,083